Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Table Text Block [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	2022	2021
Current
Federal	—	—
State	29	31

Total Current	$29	$31
Deferred
Federal	—	—
State	—	—

Total Deferred	—	—

Total	$29	$31

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	2022	2021
Tax at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal effect	2.29%	5.16%
Non-Deductible Expenses	0.89%	0.64%
Change in Valuation Allowance	(24.54)%	(27.08)%

Effective income tax rate	—	—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	Year Ended December 31,
	2022	2021
Deferred Tax Assets:
NOL Carryforward	$14,030	$11,307
Intangible Assets	4,676	5,661
Investment in Operating Partnership	8,388	10,576

Gross deferred tax assets	$27,094	$27,544
Less valuation allowance	(27,094)	(27,544)

Total deferred tax assets	$—	$—
Deferred Tax Liabilities:
Straight-line Rent	—	—

Total deferred tax liabilities	$—	$—

Total net deferred taxes	$—	$—